Consolidated Statements of Financial Position (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Series A Preferred Shares
Number of share, par value (in Dollars per share)	$ 0.005	$ 0.005
Number of share, shares designated	10,000,000	10,000,000
Number of share, shares issued	545,000
Number of share, shares outstanding	545,000
Class A Ordinary Shares
Number of share, par value (in Dollars per share)	$ 0.005	$ 0.005
Number of share, shares designated	50,000,000	50,000,000
Number of share, shares issued	6,258,000	7,700,000
Number of share, shares outstanding	6,258,000	7,700,000
Class B Ordinary shares
Number of share, par value (in Dollars per share)	$ 0.005	$ 0.005
Number of share, shares designated	250,000,000	250,000,000
Number of share, shares issued	9,825,000	3,960,000
Number of share, shares outstanding	9,825,000	3,960,000